Prepayment and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets, Net [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS, NET

4. PREPAYMENT AND OTHER CURRENT ASSETS, NET

Other current assets mainly consist of the prepaid software development.

	December 31, 2025	December 31, 2024
Prepayment of NFT platform software development	98,664,545	-
Less: allowance for doubtful accounts	-	-
Subtotal	98,664,545	-

For the years ended December 31, 2025 and 2024, the Company did not provide for allowance for credit loss.

The amount of $98,664,545 is the prepayment for platform software development. None of the suppliers of platform software development is related party of the Company and all the prepayment was refunded to the Company in April 2026 due to the failure of the platform software development.